Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in Capital	Accumulated Other comprehensive loss	Accumulated deficit	Non- controlling interest	Total
BALANCE at Jun. 30, 2022		$ 4,945	[1]	$ 28,504,489		$ (11,443,936)	$ 15,388	$ 17,080,886
BALANCE (in Shares) at Jun. 30, 2022	[1]	494,488,908
Share-based compensations			[1]	922,623				922,623
Capital contribution from non-controlling interest of a subsidiary			[1]				134,913	134,913
Net loss			[1]			(5,871,130)	(191,199)	(6,062,329)
Foreign currency translation adjustment			[1]		(86,658)			(86,658)
BALANCE at Jun. 30, 2023		$ 4,945	[1]	29,427,112	(86,658)	(17,315,066)	(40,898)	11,989,435
BALANCE (in Shares) at Jun. 30, 2023	[1]	494,488,908
Share-based compensations			[1]	449,311				449,311
Capital contribution from non-controlling interest of a subsidiary			[1]				102,282	102,282
Net loss			[1]			(4,301,837)	(61,384)	(4,363,221)
Foreign currency translation adjustment			[1]		40,892			40,892
BALANCE at Jun. 30, 2024		$ 4,945	[1]	29,876,423	(45,766)	(21,616,903)		$ 8,218,699
BALANCE (in Shares) at Jun. 30, 2024		494,488,908	[1]					494,488,908	[2]
Share-based compensations			[1]	244,808				$ 244,808
Net loss			[1]			(3,584,213)		(3,584,213)
Foreign currency translation adjustment			[1]		(19,020)			(19,020)
BALANCE at Jun. 30, 2025		$ 4,945	[1]	$ 30,121,231	$ (64,786)	$ (25,201,116)		$ 4,860,274
BALANCE (in Shares) at Jun. 30, 2025		494,488,908	[1]					494,488,908	[2]

[1]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.
[2]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.